Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income tax expense
Total current tax	$ 63,009	$ 955
Deferred income tax expense	153	1,931
Income tax expense	63,162	2,886
Reconciliation of reported income tax expense to the theoretical tax amount
Income/(loss) before income taxes and equity in earnings of an equity investee	495,592	(4,756)
Tax calculated at the statutory tax rate of the Company	81,773	(785)
Different tax rates applicable in different jurisdictions	2,115	625
Tax valuation allowance	7,783	6,513
Preferential tax rate difference	(865)	(32)
Preferential tax deduction and credits	(8,348)	(8,405)
Different tax rates applicable to gain from divestment of an equity investee	(17,647)
Expenses not deductible for tax purposes	5,146	7,548
Utilization of previously unrecognized tax losses	(65)	(3)
Withholding tax on undistributed earnings of PRC entities	(66)	1,670
Income not subject to tax	(5,027)	(2,852)
Temporary difference	(1,762)	(1,615)
Others	125	222
Income tax expense	63,162	2,886
HK
Income tax expense
Total current tax	1	1
PRC
Income tax expense
Total current tax	62,982	868
US and others
Income tax expense
Total current tax	$ 26	$ 86